Shareholders' Equity - Schedule of Share Capital Transactions Relating To Common Shares A (Detail) - Common Share [member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of issued share capital and reserves attributable to shareholders [line items]
Issuance of common shares with a par value of EUR 0.12			21,099
Final dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	(32,874,000)	(21,954,000)	(26,916,000)
Share buyback program	32,874,000	21,954,000	51,865,000
Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	(35,370,000)	(24,134,000)	(24,948,000)
Share buyback program	43,150,000	24,134,000	51,865,000